Legal Settlement (Details) - Turning Point [Member] $ in Millions	3 Months Ended
Jun. 30, 2019 USD ($)
Litigation Settlement [Abstract]
Proceeds from legal settlement	$ 6.7
Gain on legal settlement	$ 5.5